Income Tax	12 Months Ended
Dec. 31, 2012
Income Tax
Income Tax

12.Income Tax

For financial reporting purposes, income before income taxes includes the following components:

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Income (loss) Before Income Taxes:
PRC	78,382,049	(3,029,769)	(32,340,085)
Other	(16,731,339)	(464,549,563)	(37,916,141)

Total	61,650,710	(467,579,332)	(70,256,226)

The expense (benefit) for income taxes is comprised of:

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Current Tax
PRC	18,153,060	17,257,121	16,813,520
Other	2,513,074	58,037	—

	20,666,134	17,315,158	16,813,520

Deferred Tax
PRC	(7,969,900)	(20,039,088)	(15,644,866)
Other	—	—	—

	(7,969,900)	(20,039,088)	(15,644,866)

Income tax expense (benefit)	12,696,234	(2,723,930)	1,168,654

The Company is incorporated in the Cayman Islands, which is tax-exempt.

On January 1, 2008, a new Enterprise Income Tax Law in China took effect. The new law applies a statutory 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises.

On December 26, 2007, the State Council issued the Notice of the State Council Concerning Implementation of Transitional Rules for Enterprise Income Tax Incentives (“Circular 39”). Based on Circular 39, certain specifically listed categories of enterprises that enjoyed a preferential tax rate of 15% are eligible for a graduated rate increase to 25% over the 5-year period beginning from January 1, 2008. Specifically, the applicable rates under such an arrangement for such enterprises would be 18%, 20%, 22%, 24% and 25% for 2008, 2009, 2010, 2011, 2012 and thereafter, respectively. E-House Shanghai is subject to such a graduated rate schedule.

Shanghai CRIC was approved as a high and new technology enterprise and was therefore subject to a 15% preferential income tax rate for the years from 2008 through 2010. In May 2010, Shanghai CRIC was granted software enterprise status, which exempted it from income taxes for 2009 and provided a 50% reduction in its income tax rate, or a rate of 12.5%, from 2010 through 2012. Shanghai CRIC received a $4,286,591 tax refund in the second quarter of 2010 related to its 2009 tax payment, which was recognized as a component of income tax benefit during 2010.

Shanghai Fangxin information technology Co. Ltd. was granted software enterprise status, which exempted it from income taxes for 2012 and 2013 and provided a 50% reduction in its income tax rate, or a rate of 12.5%, from 2014 through 2016.

Shanxi E-House Real Estate Investment Consultant Co., Ltd., Chengdu E-House Western Real Estate Investment Consultant Co., Ltd. and Chongqing E-House Western Real Estate Investment Consultant Co., Ltd. were established in the western region of China and were deemed to be engaged in an industry category encouraged by the government. Shanxi E-House Real Estate Investment Consultant Co., Ltd. was therefore subject to a 15% income tax rate for the years from 2008 through 2010. In September 2010, Chengdu E-House Western Real Estate Investment Consultant Co., Ltd was approved to enjoy a preferential income tax rate of 15% for the years from 2009 through 2010. Both entities have been subject to income tax at the statutory rate of 25% subsequent to 2010. In August, 2012 Chongqing E-House Western Real Estate Investment Consultant Co., Ltd was approved to enjoy a preferential income tax rate of 15% for 2012.

In February 2009, Shanghai SINA Leju, CRIC’s subsidiary in China, was granted software enterprise status, which qualified the subsidiary to be exempted from income taxes for 2009, followed by a 50% reduction in its income tax rate, or a rate of 12.5%, from 2010 through 2012. The Group’s subsidiary in Hong Kong is subject to a profit tax at the rate of 16.5% on assessable profit determined under relevant Hong Kong tax regulations.

The Group’s subsidiary in Macau is subject to the complementary tax at a progressive tax rate of 0% to 12% on Macau sourced profits.

The Company’s subsidiaries incorporated in the BVI are not subject to taxation.

The Group does not anticipate any significant increase to its liability for unrecognized tax benefit within next the 12 months. The Group will classify interest and penalties related to income tax matters, if any, in income tax expense.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of tax liability exceeding RMB100,000 ($15,910) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is 10 years. There is no statute of limitations in the case of tax evasion. The Group’s major operating entity, E-House Shanghai, is therefore subject to examination by the PRC tax authorities from 2008 through 2012 on non-transfer pricing matters, and from 2003 through the end of 2012 on transfer pricing matters.

The principal components of the deferred income tax assets/ liabilities are as follows:

	As of December 31,
	2011	2012
	$	$
Deferred tax assets:
Accrued salary expenses	11,798,451	16,586,026
Bad debt provision	3,128,545	8,201,901
Net operating loss carry forwards	19,845,104	24,008,244
Advertising expenses temporarily non-deductible	4,345,753	9,415,848
Other	202,734	312,952

Gross deferred tax assets	39,320,587	58,524,971
Valuation allowance	(689,076)	(7,324,717)

Total deferred tax assets	38,631,511	51,200,254

Analysis as:
Current	22,077,959	41,212,042
Non-current	16,553,552	9,988,212

Deferred tax liabilities:
Amortization of intangible and other assets	40,108,863	36,925,632

Total deferred tax liabilities	40,108,863	36,925,632

Analysis as:
Current	—	—
Non-current	40,108,863	36,925,632

Movement of the valuation allowance is as follows:

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Balance as of January 1,	157,085	183,392	689,076
Additions	21,110	484,262	6,625,864
Changes due to foreign exchange	5,197	21,422	9,777

Balance as of December 31,	183,392	689,076	7,324,717

The Group has recognized a valuation allowance against deferred tax assets on tax loss carry forwards of $21,110, $484,262 and $6,625,864 for the years ended December 31, 2010, 2011 and 2012, respectively.

The Group assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to use the existing deferred tax assets. A significant piece of objective negative evidence evaluated was the cumulative loss incurred over the three years period ended December 31, 2012. Such objective evidence limits the Group’s ability to consider other subjective evidence such as our projections for future growth.

On the basis of this evaluation, as of December 31, 2012, a valuation allowance of $7,324,717 was recorded to reflect only the portion of the deferred tax assets that is not more likely than not to be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carry forwards period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence such as our projections for growth.

Reconciliation between the provision for income tax computed by applying the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2010	2011	2012
	$	$	$
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	12.10%	(24.26)%	(14.86)%
Effect of tax preference	(9.25)%	0.72%	(1.91)%
Effect of different tax rate of subsidiary operation in other jurisdiction	(0.34)%	(0.83)%	(2.14)%
Tax refund	(6.95)%	—	1.18%
Valuation allowance movement	0.03%	(0.10)%	(9.48)%
Other	—	0.05%	0.55%

	20.59%	0.58%	(1.66)%

The aggregate amount and per share effect of the tax holiday are as follows:

	Years Ended December 31,
	2010	2011	2012
	$	$	$
The aggregate dollar effect	9,530,020	3,046,393	(1,336,133)
Per share effect — basic	0.12	0.04	(0.01)
Per share effect — diluted	0.12	0.04	(0.01)

As of December 31, 2011 and 2012, the Group had tax losses carry forward of $79,380,416 and $97,503,509, respectively. These tax losses are available for offset against future profits that may be carried forward until calendar year 2016 and 2017, respectively.

Undistributed earnings of the Company’s PRC subsidiaries of approximately $294.2 million at December 31, 2012 are considered to be indefinitely reinvested and, accordingly, no provision for PRC dividend withholding tax has been provided thereon. Upon distribution of those earnings generated after January 1, 2008, in the form of dividends or otherwise, the Group would be subject to the then applicable PRC tax laws and regulations. Distributions of earnings generated before January 1, 2008 are exempt from PRC dividend withholding tax.